Basic Net Income Per Share and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) attributable to Charm Communications Inc.	$ (4,705)	$ 46,147	$ 37,967
Accretion of Series A convertible redeemable preferred shares			(1,215)
Undistributed earnings allocated to preferred shareholders			(658)
Net income (loss) attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	$ (4,705)	$ 46,147	$ 36,094
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	77,498,250	78,266,839	70,483,686
Employee stock options (treasury effect)		3,846,926	2,992,215
Number of ordinary shares outstanding used in computing diluted net income (loss) per share	77,498,250	82,113,765	73,475,901
Net income (loss) per share-basic	$ (0.06)	$ 0.59	$ 0.51
Net income (loss) per share-diluted	$ (0.06)	$ 0.56	$ 0.49